Loans, financing, debentures and hedge derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Summary of Compostion of loans

a. Composition

Description	12/31/2021	12/31/2020	Index/ Currency	Weighted average financial charges 12/31/2021 – % p.a.	Maturity
Foreign currency:
Notes in the foreign market (b) (*)	7,821,441	7,267,687	US$	5.3	2026 to 2029
Foreign loan (c.1) (*)	735,438	1,047,644	US$	4.0	2023
Foreign loan (c.1) (*)	275,936	261,284	US$ + LIBOR (1)	1.0	2022
Financial institutions (d)	-	154,783	US$	-	2022
Financial institutions (d)	-	39,350	MX$(2)	-	2021
Financial institutions (d)	-	312,200	US$ + LIBOR (1)	-	2021
Advances on foreign exchange contracts	-	105,579	US$	-	2021
Total foreign currency	8,832,815	9,188,527

Brazilian Reais:
Debentures – CRA (f.2, f.4 and f.6)	2,063,788	2,037,602	DI	95.8	2022 to 2023
Debentures – 6ª issuance (f.5)	1,764,199	1,734,113	DI	105.3	2023
Debentures – CRA (f.2, f.4, f.6 and f.10) (*)	1,940,237	1,000,824	IPCA	4.7	2024 to 2028
Debentures – Ipiranga (f.1 and f.3)	771,538	1,679,036	DI	105.0	2022
Debentures – Ultracargo Logística and Tequimar Vila do Conde (f.8 and f.9) (*)	466,061	-	IPCA	4.1	2028
Banco do Brasil (e)	204,813	407,420	DI	110.9	2022
Debentures – Ultracargo Logística (f.7) (*)	80,946	92,541	R$	6.5	2024
Bank Credit Bill	51,179	50,692	R$ + DI	2.0	2022
Financial institutions (d)	4,564	-	R$	-	2022
FINEP	326	29,803	TJLP (3)	(1.5)	2022
Notes - Ultrapar (g.1)	-	1,038,499	R$ + DI	-	2021
Total in Brazilian Reais	7,347,651	8,070,530
Total foreign currency and Brazilian Reais	16,180,466	17,259,057
Currency and interest rate hedging instruments (**)	197,177	117,159
Total	16,377,643	17,376,216
Current	2,866,051	3,255,944
Non-current	13,511,592	14,120,272

(*) These transactions were designated for hedge accounting (see Note 33.h).

(**) Accumulated losses (see Note 33.i).

(1)  LIBOR = London Interbank Offered Rate.

(2)  MX$ = Mexican Peso.

(3)  TJLP (Long-term Interest Rate) = set by the National Monetary Council, TJLP is the basic financing cost of Banco Nacional de Desenvolvimento Econômico e Social (“BNDES”), the Brazilian Development Bank. On December 31, 2021, TJLP was fixed at 5.32  % p.a.

Summary of Changes in Loans, Debentures and Finance Leases

The changes in loans, financing, debentures and hedge derivative financial instruments are shown below:

Balance as of December 31, 2018	15,116,139
New loans and debentures with cash effect	2,105,737
Interest accrued	845,844
Principal payment	(2,644,704)
Interest payment	(1,469,780)
Monetary and exchange rate variation	296,441
Change in fair value	113,060
Balance as of December 31, 2019	14,392,722
New loans and debentures with cash effect	3,591,624
Interest accrued	757,161
Principal payment	(2,795,002)
Interest payment	(740,853)
Monetary and exchange rate variation	2,048,688
Change in fair value	34,702
Hedge result	87,174
Balance as of December 31, 2020	17,376,216
New loans and debentures with cash effect	1,462,220
Interest accrued	801,102
Principal payment	(2,922,214)
Interest payment	(749,043)
Monetary and exchange rate variation	800,749
Change in fair value	(229,657)
Hedge result	80,018
Reclassification to liabilities held for sale (i)	(241,748)
Balance as of December 31, 2021	16,377,643

(i) For further information, see Note 3.c.1.

Summary of Principal Maturity Schedule

The long-term  debt had the following principal maturity schedule:

	12/31/2021	12/31/2020
From 1 to 2 years	3,092,734	2,702,626
From 2 to 3 years	774,904	3,091,641
From 3 to 4 years	270,401	784,778
From 4 to 5 years	3,056,499	231,271
More than 5 years	6,317,054	7,309,956
	13,511,592	14,120,272

Summary of Foreign Loan Maturity

The foreign loans have the maturity distributed as follows:

Maturity	US$	R$	Cost in % of DI
Charges (1)	6,234	34,786	-
Jun/2022	50,000	279,025	105.0
Sep/2023	60,000	334,830	105.0
Sep/2023	65,000	362,733	104.8
Total / average cost	181,234	1,011,374	104.9

(1) Includes interest, transaction costs and fair value adjustments.

Summary of Debentures

f.1 In May 2016 the subsidiary IPP carried out fourth issuance of public debentures, in one single series of 500 simple, nominative, registered debentures, nonconvertible into shares and unsecured, which main characteristics are as follows:

Face value unit:	R$ 1,000,000.00
Final maturity:	May 25, 2021
Payment of the face value:	Annual as from May 2019
Interest:	105.0% of DI
Payment of interest:	Semiannually
Reprice:	Not applicable

Subsidiary IPP paid in advance its fourth public issuance of debentures upon maturity.

f.2 In April 2017 the subsidiary IPP carried out its fifth issuance of debentures, in two series, being one of 660,139 and another of 352,361, simple, nonconvertible into shares, nominative, book-entry and unsecured debentures. The debentures have been subscribed by Eco Consult – Consultoria de Operações Financeiras Agropecuárias Ltda. The proceeds from this issuance were used exclusively for the purchase of ethanol by subsidiary IPP.

The debentures were later assigned and transferred to Eco Securitizadora de Direitos Creditórios do Agronegócio S.A. that acquired these agribusiness credit rights with the purpose to bind the issuance of Certificates of Agribusiness Receivables (CRA). The debentures have an additional guarantee from Ultrapar and the main characteristics of the debentures are as follows:

Amount:	660,139
Face value unit:	R$ 1,000.00
Final maturity:	April 18, 2022
Payment of the face value:	Lump sum at final maturity
Interest:	95.0% of DI
Payment of interest:	Semiannually
Reprice:	Not applicable

Amount:	352,361
Face value unit:	R$ 1,000.00
Final maturity:	April 15, 2024
Payment of the face value:	Lump sum at final maturity
Interest:	IPCA + 4.68%
Payment of interest:	Annually
Reprice:	Not applicable

The subsidiary IPP contracted hedging instruments subjected to IPCA variation, changing the debentures charges linked to IPCA to 93.9 % of DI. IPP designated these hedging instruments as fair value hedges; therefore, debentures and hedging instruments are both measured at fair value from inception, with changes in fair value recognized through profit or loss.

f.3 In July 2017 the subsidiary IPP carried out sixth issuance of public debentures, in one single series of 1,500,000 simple, nonconvertible into shares and unsecured debentures, which main characteristics are as follows:

Face value unit:	R$ 1,000.00
Final maturity:	July 28, 2022
Payment of the face value:	Annual as from July 2021
Interest:	105.0% of DI
Payment of interest:	Annually
Reprice:	Not applicable

f.4 In October 2017 the subsidiary IPP carried out its seventh issuance of debentures in the amount of R$ 944,077, in two series, being on of 730,384 and another of 213,693, simple, nonconvertible into shares, nominative, book-entry and unsecured debentures. The debentures have been subscribed by Vert Companhia Securitizadora. The proceeds from this issuance were used exclusively for the purchase of ethanol by subsidiary IPP.

The debentures were later assigned and transferred to Vert Créditos Ltda., that acquired these agribusiness credit rights with the purpose to bind the issuance of Certificates of Agribusiness Receivables (CRA). The financial settlement occurred on November 1, 2017. The debentures have an additional guarantee from Ultrapar and the main characteristics of the debentures are as follows:

Amount:	730,384
Face value unit:	R$ 1,000.00
Final maturity:	October 24, 2022
Payment of the face value:	Lump sum at final maturity
Interest:	95.0% of DI
Payment of interest:	Semiannually
Reprice:	Not applicable

Amount:	213,693
Face value unit:	R$ 1,000.00
Final maturity:	October 24, 2024
Payment of the face value:	Lump sum at final maturity
Interest:	IPCA + 4.34%
Payment of interest:	Annually
Reprice:	Not applicable

The subsidiary IPP contracted hedging instruments subjected to IPCA variation, changing the debentures charges linked to IPCA to 97.3% of DI. IPP designated these hedging instruments as fair value hedges; therefore, debentures and hedging instruments are both measured at fair value from inception, with changes in fair value recognized through profit or loss.

f.5 In March 2018 the Company carried out sixth issuance of public debentures, in a single series of 1,725,000 simple, nonconvertible into shares and unsecured debentures, which main characteristics are as follows:

Face value unit:	R$ 1,000.00
Final maturity:	March 5, 2023
Payment of the face value:	Lump sum at final maturity
Interest:	105.25% of DI
Payment of interest:	Semiannually
Reprice:	Not applicable

f.6 In December 2018 the subsidiary IPP carried out its eighth issuance of debentures in the amount of R$900,000, in two series, being one of R$660,000 and another of R$240,000, simple, nonconvertible into shares, nominative, book-entry and unsecured debentures. The debentures have been subscribed by Vert Companhia Securitizadora. The proceeds from this issuance were used exclusively for the purchase of ethanol by subsidiary IPP. The debentures were subscribed with the purpose to bind the issuance of CRA. The financial settlement occurred on December 21, 2018. The debentures have an additional guarantee from Ultrapar and the main characteristics of the debentures are as follows:

Amount:	660,000
Face value unit:	R$ 1,000.00
Final maturity:	December 18, 2023
Payment of the face value:	Lump sum at final maturity
Interest:	97.5% of DI
Payment of interest:	Semiannually
Reprice:	Not applicable

Amount:	240,000
Face value unit:	R$ 1,000.00
Final maturity:	December 15, 2025
Payment of the face value:	Lump sum at final maturity
Interest:	IPCA + 4.61%
Payment of interest:	Annually
Reprice:	Not applicable

The subsidiary IPP contracted hedging instruments subjected to IPCA variation, changing the debentures charges linked to IPCA to 97.1% of DI. IPP designated these hedging instruments as fair value hedges; therefore, debentures and hedging instruments are both measured at fair value from inception, with changes in fair value recognized through profit or loss.

f.7 In November 2019 the subsidiary Ultracargo Logística made its first issuance of debentures, in a single series of 90,000 simple, nonconvertible into shares and unsecured debentures, which main characteristics are as follows:

Face value unit:	R$ 1,000.00
Final maturity:	November 19, 2024
Payment of the face value:	Lump sum at final maturity
Interest:	6.47%
Payment of interest:	Semiannually
Reprice:	Not applicable

The subsidiary Ultracargo Logística contracted hedging instruments subjected interest rate variation, changing the debentures fixed for 99.94% of the DI. Ultracargo Logística designated these hedging instruments as fair value hedges therefore debentures and hedging instruments are both measured at fair value from inception, with changes in fair value recognized in profit or loss.

f.8 In March 2021 the subsidiary Tequimar Vila do Conde made its first issuance of debentures, in a single series of 360,000 simple, nonconvertible into shares and unsecured debentures, which main characteristics are as follows:

Face value unit:	R$ 1,000.00
Final maturity:	March 15, 2028
Payment of the face value:	Lump sum at final maturity
Interest:	IPCA + 4.04%
Payment of interest:	Semiannually
Reprice:	Not applicable

The subsidiary Tequimar Vila do Conde contracted hedging instruments subjected interest rate variation changing the debentures fixed for 111.4% of the DI. Tequimar Vila do Conde designated these hedging instruments as fair value hedges therefore debentures and hedging instruments are both measured at fair value from inception with changes in fair value recognized in profit or loss.

f.9 In March 2021 the subsidiary Ultracargo Logística made its second issuance of debentures, in a single series of 100,000 simple, nonconvertible into shares and unsecured debentures, which main characteristics are as follows:

Face value unit:	R$ 1,000.00
Final maturity:	March 15, 2028
Payment of the face value:	Lump sum at final maturity
Interest:	IPCA + 4.37%
Payment of interest:	Semiannually
Reprice:	Not applicable

The subsidiary Ultracargo Logística contracted hedging instruments subjected interest rate variation changing the debentures fixed for 111.4% of the DI. Ultracargo Logística designated these hedging instruments as fair value hedges therefore debentures and hedging instruments are both measured at fair value from inception with changes in fair value recognized in profit or loss.

f.10 In September 2021, subsidiary IPP carried out its tenth issue of debentures in the total amount of R$ 960,000, in a single series of 960,000 simple, nonconvertible, registered, book-entry and unsecured debentures, privately placed by Vert Companhia Securitizadora. The funds were used exclusively for the purchase of ethanol by the subsidiary IPP. The debentures were subscribed for the purpose to bind the issuance of CRA. The financial settlement ocurred on September 16, 2021. The debentures have an additional guarantee from Ultrapar and the main characteristics are as follows:

Amount:	960,000
Face value unit:	R$ 1,000.00
Final maturity:	September 15, 2028
Payment of the face value:	Lump sum at final maturity
Interest:	IPCA + 4.83%
Payment of interest:	Semiannually
Reprice:	Not applicable

The subsidiary IPP contracted hedging instruments subjected to IPCA variation, changing the debentures charges linked to the IPCA to 102.75% of the DI. IPP designated these hedging instruments as fair value hedges; therefore, debentures and hedging instruments are both measured at fair value from inception, with changes in fair value recognized through profit or loss.

Summary of debentures maturity dates distribution

The debentures have maturity dates distributed as shown below (includes accrued interest through December 31, 2021):

Maturity	12/31/2021
Charges (1)	(22,759)
Apr/2022	660,139
Jul/2022	750,000
Oct/2022	730,384
Mar/2023	1,725,000
Dec/2023	660,000
Apr/2024	443,944
Oct/2024	267,316
Nov/2024	90,000
Dec/2025	287,294
Mar/2028	498,474
Sep/2028	996,977
Total	7,086,769

(1) Includes interest, transaction cost and fair value adjustments.

Summary of notes payable
Face value unit:	R$ 25,000,000.00
Final maturity:	April 6, 2021
Payment of the face value:	Lump sum at final maturity
Interest:	DI + 3.10%
Payment of interest:	Lump sum at final maturity
Reprice:	Not applicable

Summary of Transaction Costs

Transaction costs incurred in issuing debt were deducted from the value of the related financial instruments and are recognized as an expense according to the effective interest rate method as follows:

	Effective rate of transaction costs (% p.a.)	Balance on 12/31/2020	Incurred cost	Amortization	Reclassification to liabilities held for sale (i)	Balance on 12/31/2021
Debentures (f)	0.2	28,348	40,953	(14,811)	-	54,490
Notes in the foreign market (b)	0.1	37,112	-	(4,890)	(4,204)	28,018
Notes (g)		1,318	-	(1,318)	-	-
Banco do Brasil (e)	0.1	332	-	(256)	-	76
Total		67,110	40,953	(21,275)	(4,204)	82,584

(i) See Note 3.c.1.

	Effective rate of transaction costs (% p.a.)	Balance on 12/31/2019	Incurred cost	Amortization	Balance on 12/31/2020
Debentures (f)	0.2	41,406	-	(13,058)	28,348
Notes in the foreign market (b)	0.1	28,114	13,263	(4,265)	37,112
Notes (g)	0.5	-	6,802	(5,484)	1,318
Banco do Brasil (e)	0.1	770	-	(438)	332
Foreign loans (c)		94	-	(94)	-
Others		1,382	-	(1,382)	-
Total		71,766	20,065	(24,721)	67,110

	Effective rate of transaction costs (% p.a.)	Balance on 12/31/2018	Incurred cost	Amortization	Balance on 12/31/2019
Debentures (g)	0.2	56,376	692	(15,662)	41,406
Notes in the foreign market (b)	0.1	13,881	18,442	(4,209)	28,114
Banco do Brasil (f)	0.2	3,437	-	(2,667)	770
Foreign loans (c)	-	331	-	(237)	94
Others	0.2	2,432	-	(1,050)	1,382
Total		76,457	19,134	(23,825)	71,766

Summary of Appropriated Profit or Loss in The Future

The amount to be appropriated to profit or loss in the future is as follows:

	Up to 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Total
Debentures (f)	15,060	11,129	6,990	6,075	5,886	9,350	54,490
Notes in the foreign market (b)	4,126	4,128	4,143	4,135	3,897	7,589	28,018
Banco do Brasil (e)	76	-	-	-	-	-	76
Total	19,262	15,257	11,133	10,210	9,783	16,939	82,584

Summary Of Collateral To Financial Institutions

The subsidiary IPP issued collateral to financial institutions in connection with the amounts payable by some of their customers to such institutions (vendor financing) as follows:

	IPP
	12/31/2021	12/31/2020
Maximum amount of future payments related to such collateral	690,347	330,944
Maturities of up to	49 months	46 months
Fair value of collateral	9,923	5,496